INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2%
	APPAREL & TEXTILE PRODUCTS - 0.7%
1,495	Deckers Outdoor Corporation(a)	$ 208,343
128	Hermes International SCA	363,344
36,918	PRADA SpA	314,257
		885,944
	ASSET MANAGEMENT - 1.0%
6,769	3i Group plc	336,981
5,299	Brookfield Corporation	306,694
4,694	Julius Baer Group Ltd.	315,075
220	Partners Group Holding A.G.	322,390
		1,281,140
	AUTOMOTIVE - 1.9%
9,588	BorgWarner, Inc.	285,435
4,518	Continental A.G.	323,973
21,635	Denso Corporation	278,144
715	Ferrari N.V.	332,168
158,646	Geely Automobile Holdings Ltd.	357,805
10,592	Gentex Corporation	257,597
8,594	Mahindra & Mahindra Ltd. - GDR	254,382
3,721	Toyota Industries Corporation	319,785
		2,409,289
	BANKING - 5.9%
864,745	Bank Mandiri Persero Tbk P.T.	239,917
9,058	Bank Polska Kasa Opieki S.A.	380,775
1,208,095	Bank Rakyat Indonesia Persero Tbk P.T.	244,825
92,925	BOC Hong Kong Holdings Ltd.	326,797
3,165	Commonwealth Bank of Australia	307,858
22,002	Credit Agricole S.A.	365,331
10,717	Danske Bank A/S	359,743
142	First Citizens BancShares, Inc., Class A	290,825
355,470	First Financial Holding Company Ltd.	298,519
46,645	Grupo Financiero Banorte SAB de CV	329,983
24,395	Hang Seng Bank Ltd.	341,913
75,760	Intesa Sanpaolo SpA	371,885
20,654	KakaoBank Corporation	348,668

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	BANKING - 5.9% (Continued)
3,936	KBC Group N.V.	$ 341,185
13,101	National Australia Bank Ltd.	286,996
5,548	OTP Bank Nyrt	339,272
20,907	Powszechna Kasa Oszczednosci Bank Polski S.A.	357,239
12,936	Regions Financial Corporation	306,713
88,437	SCB X PCL	314,621
3,027	SouthState Corporation	305,122
25,832	Standard Bank Group Ltd.	300,901
11,377	United Overseas Bank Ltd.	321,589
3,636	Western Alliance Bancorp	316,041
		7,396,718
	BEVERAGES - 0.5%
248	Coca-Cola Consolidated, Inc.	351,446
5,789	Monster Beverage Corporation(a)	316,369
		667,815
	BIOTECH & PHARMA - 2.0%
2,317	Celltrion, Inc.	291,967
6,851	Chugai Pharmaceutical Company Ltd.	340,795
1,725	CSL Ltd.	278,940
1,460	Genmab A/S(a),	326,690
4,426	Incyte Corporation(a)	325,311
2,229	Neurocrine Biosciences, Inc.(a)	264,627
11,972	Royalty Pharma plc, Class A	402,738
1,547	UCB S.A.	291,286
		2,522,354
	CABLE & SATELLITE - 0.3%
4,101	Liberty Broadband Corporation - Series A(a)	334,355

	CHEMICALS - 4.2%
5,121	Akzo Nobel N.V.	316,119
3,554	Albemarle Corporation	273,765
3,572	CF Industries Holdings, Inc.	289,403
657,204	Chandra Asri Pacific Tbk P.T.	265,577
27,312	Clariant A.G.	302,368

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	CHEMICALS - 4.2% (Continued)
5,049	Covestro A.G.(a)	$ 310,522
7,217	Croda International plc	299,993
452	EMS-Chemie Holding A.G.	315,412
17,493	Evonik Industries A.G.	347,610
69	Givaudan S.A.	310,142
4,097	LyondellBasell Industries N.V., A	314,773
6,875	Nutrien Ltd.	360,360
2,473	RPM International, Inc.	306,380
9,474	Solvay S.A.	309,413
2,848	Symrise A.G.	286,868
2,646	Westlake Corporation	297,146
11,507	Yara International ASA	326,634
		5,232,485
	COMMERCIAL SUPPORT SERVICES - 2.4%
32,087	ALS Ltd.	322,981
10,089	Bureau Veritas S.A.	303,026
1,664	Cintas Corporation	345,280
5,196	Intertek Group plc	335,679
1,514	Republic Services, Inc.	358,848
6,555	Rollins, Inc.	343,416
3,032	SGS S.A.	310,985
1,509	Waste Management, Inc.	351,265
35,829	Worley Ltd.	338,412
		3,009,892
	CONSTRUCTION MATERIALS - 1.9%
820	Carlisle Companies, Inc.	279,423
62,737	Grupo Argos S.A./Colombia	304,776
3,155	Holcim A.G.	344,359
589	Martin Marietta Materials, Inc.	284,569
1,789	Owens Corning	275,578
61,852	Siam Cement PCL (The) - GDR	229,963
1,273	Sika A.G.	322,473
1,182	Vulcan Materials Company	292,320
		2,333,461

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	CONTAINERS & PACKAGING - 1.0%
1,938	AptarGroup, Inc.	$ 284,402
8,560	Huhtamaki OYJ	317,116
5,668	International Paper Company	319,392
1,349	Packaging Corp of America	287,458
		1,208,368
	DATA CENTER REIT - 0.2%
1,720	Digital Realty Trust, Inc.	268,870

	DIVERSIFIED INDUSTRIALS - 0.7%
7,263	Alfa Laval A.B.	313,465
1,633	Dover Corporation	324,591
2,452	Emerson Electric Company	298,188
		936,244
	ELECTRIC UTILITIES - 5.6%
9,590	CenterPoint Energy, Inc.	329,704
35,790	CLP Holdings Ltd.	296,601
4,570	CMS Energy Corporation	333,839
1,365	Constellation Energy Corporation	341,994
26,028	E.ON S.E.	332,166
94,478	EDP - Energias de Portugal S.A.	304,736
30,293	EDP Renovaveis S.A.	269,721
14,163	Endesa S.A.	314,782
3,372,543	Enel Americas S.A.	306,224
42,498	Enel SpA	311,132
4,028	Entergy Corporation	351,686
4,947	Evergy, Inc.	340,898
7,316	Fortis, Inc.	320,862
21,652	Fortum OYJ	338,972
22,129	Iberdrola S.A.	320,161
7,383	OGE Energy Corporation	341,685
10,148	RWE A.G.	319,112
15,052	SSE plc	289,356
38,407	Terna Rete Elettrica Nazionale SpA	321,054
135,468	Vector Ltd.	306,194

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	ELECTRIC UTILITIES - 5.6% (Continued)
4,185	Verbund A.G.	$ 315,980
3,243	WEC Energy Group, Inc.	345,996
		7,052,855
	ELECTRICAL EQUIPMENT - 1.7%
4,482	A O Smith Corporation	297,963
2,572	AAON, Inc.	197,530
1,690	AMETEK, Inc.	319,917
4,388	Amphenol Corporation, Class A	292,241
68,141	Delta Electronics Thailand PCL - GDR	153,498
1,895	Keysight Technologies, Inc.(a)	302,309
816	Trane Technologies PLC	288,619
4,306	Trimble, Inc.(a)	309,946
		2,162,023
	ENGINEERING & CONSTRUCTION - 1.0%
21,870	AFRY A.B.	385,279
668	EMCOR Group, Inc.	273,152
7,203	Ferrovial S.E.	319,884
1,720	WSP Global, Inc.	306,829
		1,285,144
	ENTERTAINMENT CONTENT - 0.2%
49,874	Bollore S.E.	301,044

	FOOD - 2.1%
7,423	Ajinomoto Company, Inc.	296,159
7,266	Campbell Soup Co.	291,076
10,971	Conagra Brands, Inc.	280,199
114,568	Grupo Bimbo S.A.B. de C.V.	308,593
4,567	Lamb Weston Holdings, Inc.	236,890
3,985	McCormick & Company, Inc.	329,201
130,242	Premier Foods PLC	301,170
37,092	Tate & Lyle plc	254,326
133,840	Wilmar International Ltd.	317,907
		2,615,521

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
29,385	Suzano S.A.	$ 281,360
11,023	UPM-Kymmene OYJ	321,704
		603,064
	GAS & WATER UTILITIES - 1.8%
2,443	American Water Works Company, Inc.	332,175
2,184	Atmos Energy Corporation	332,251
8,387	Essential Utilities, Inc.	318,538
85,278	Hera SpA	330,959
375,681	Hong Kong & China Gas Company Ltd.	299,502
12,523	Naturgy Energy Group S.A.	324,699
68,432	Snam SpA	329,953
		2,268,077
	HEALTH CARE FACILITIES & SERVICES - 1.5%
818	Elevance Health, Inc.	324,648
8,729	Fresenius S.E. & Company KGaA(a)	348,182
3,171	HealthEquity, Inc.(a)	348,049
1,452	ICON plc(a)	275,909
1,546	IQVIA Holdings, Inc.(a)	291,885
1,044	Molina Healthcare, Inc.(a)	314,369
		1,903,042
	HEALTH CARE REIT - 0.8%
15,085	Healthpeak Properties, Inc.	308,639
5,188	Ventas, Inc.	358,907
2,426	Welltower, Inc.	372,416
		1,039,962
	HOME & OFFICE PRODUCTS - 0.2%
3,382	SEB S.A.	298,494

	HOME CONSTRUCTION - 1.4%
2,173	DR Horton, Inc.	275,558
534	Geberit A.G.	312,539
2,229	Lennar Corporation, Class A	266,655
41	NVR, Inc.(a)	297,069
2,790	PulteGroup, Inc.	288,151

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	HOME CONSTRUCTION - 1.4% (Continued)
4,957	Taylor Morrison Home Corporation(a)	$ 305,549
		1,745,521
	HOMEBUILDING - 0.0%(b)
978	Millrose Properties, Inc.(a)	22,357

	HOTEL REITS - 0.2%
17,416	Host Hotels & Resorts, Inc.	280,920

	HOUSEHOLD PRODUCTS - 0.5%
2,361	Beiersdorf A.G.	323,835
1,423	LG H&H Company Ltd.	311,363
		635,198
	INDUSTRIAL REIT - 0.5%
13,495	Goodman Group	262,212
2,891	Prologis, Inc.	358,253
		620,465
	INDUSTRIAL SUPPORT SERVICES - 1.7%
1,266	Applied Industrial Technologies, Inc.	317,234
4,907	Ashtead Group PLC	296,636
4,228	Fastenal Company	320,186
437	United Rentals, Inc.	280,694
184,091	United Tractors Tbk P.T.	248,156
642	Watsco, Inc.	323,781
1,689	WESCO International, Inc.	304,814
		2,091,501
	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
203,312	B3 S.A. - Brasil Bolsa Balcao	360,602
1,560	Cboe Global Markets, Inc.	328,848
1,316	Deutsche Boerse A.G.	342,853
1,100	Evercore, Inc., Class A	265,980
7,883	Hong Kong Exchanges & Clearing Ltd.	354,771
1,719	Interactive Brokers Group, Inc., Class A	351,364
2,044	Intercontinental Exchange, Inc.	354,082

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.1% (Continued)
2,149	London Stock Exchange Group plc	$ 320,248
		2,678,748
	INSURANCE - 4.7%
41,323	AIA Group Ltd.	315,622
50,539	BB Seguridade Participacoes S.A.	324,981
2,984	Brown & Brown, Inc.	353,723
2,120	Cincinnati Financial Corporation	313,357
11,313	Dai-ichi Life Insurance Co. Ltd.	331,849
737	Erie Indemnity Company, Class A	315,488
217	Fairfax Financial Holdings Ltd.	312,040
1,682	Intact Financial Corporation	331,458
106,518	Legal & General Group plc	327,923
3,586	Loews Corporation	310,799
179	Markel Group, Inc.(a)	346,086
9,675	Power Corp of Canada	328,408
1,268	Progressive Corporation (The)	357,575
38,234	Prudential PLC	349,895
36,256	Sampo OYJ, A Shares	317,964
394	Swiss Life Holding A.G.	342,495
14,407	Tryg A/S	314,655
5,210	W R Berkley Corporation	328,647
		5,922,965
	INTERNET MEDIA & SERVICES - 0.8%
1,378	Naspers Ltd.	326,498
7,673	Prosus N.V.	334,152
2,085	REA Group Ltd.	308,157
		968,807
	MACHINERY - 4.5%
5,977	ANDRITZ A.G.	351,479
841	Caterpillar, Inc.	289,262
855	Curtiss-Wright Corporation	275,019
1,122	Disco Corporation	280,070
11,481	FANUC Corporation	328,691
6,119	GEA Group AG	353,483

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	MACHINERY - 4.5% (Continued)
3,616	Graco, Inc.	$ 314,845
9,189	KION Group A.G.	368,722
2,438	Krones A.G.	331,236
1,459	Nordson Corporation	306,813
476	Parker-Hannifin Corporation	318,211
1,972	Regal Rexnord Corporation	255,177
16,948	Sandvik A.B.	366,439
774	SMC Corporation	277,694
899	Snap-on, Inc.	306,712
23,600	TOMRA Systems ASA	352,658
3,794	Toro Company (The)	304,317
34,440	WEG S.A.	283,948
		5,664,776
	MEDICAL EQUIPMENT & DEVICES - 3.6%
1,466	Align Technology, Inc.(a)	274,186
10,464	Baxter International, Inc.	361,113
929	Bio-Rad Laboratories, Inc., Class A(a)	246,334
2,774	Coloplast A/S - Series B	294,823
1,258	EssilorLuxottica S.A.	374,320
4,227	Hologic, Inc.(a)	267,950
735	IDEXX Laboratories, Inc.(a)	321,276
1,171	Insulet Corporation(a)	318,828
585	Intuitive Surgical, Inc.(a)	335,293
250	Mettler-Toledo International, Inc.(a)	318,180
1,328	ResMed, Inc.	310,115
929	Sonova Holding A.G.	297,380
1,477	STERIS plc	323,847
2,416	Straumann Holding A.G.	326,613
929	West Pharmaceutical Services, Inc.	215,844
		4,586,102
	METALS & MINING - 2.8%
3,907	Agnico Eagle Mines Ltd.	376,438
10,277	Anglo American Platinum Ltd.	309,115
15,240	Antofagasta plc	332,371

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	METALS & MINING - 2.8% (Continued)
12,292	BHP Group Ltd.	$ 297,803
26,502	Fortescue Ltd.	271,533
2,599	Franco-Nevada Corporation	371,047
7,969	Freeport-McMoRan, Inc.	294,136
8,191	Newmont Corporation	350,902
4,149	Rio Tinto Ltd.	291,903
3,362	Southern Copper Corporation	299,019
5,437	Wheaton Precious Metals Corporation	375,459
		3,569,726
	MULTI ASSET CLASS REIT - 0.3%
5,609	WP Carey, Inc.	360,155

	OFFICE REIT - 0.5%
3,134	Alexandria Real Estate Equities, Inc.	320,483
4,094	BXP, Inc.	290,387
		610,870
	OIL & GAS PRODUCERS - 6.8%
15,608	Aker BP ASA	322,201
13,137	APA Corporation	271,936
10,034	Canadian Natural Resources Ltd.	283,366
20,465	Cenovus Energy, Inc.	283,100
11,871	Coterra Energy, Inc.	320,398
2,386	Delek Group Ltd.	398,980
9,299	Devon Energy Corporation	336,810
1,852	Diamondback Energy, Inc.	294,394
57,988	ENEOS Holdings, Inc.	307,796
22,358	Eni SpA	321,248
2,485	EOG Resources, Inc.	315,446
13,038	Equinor ASA	297,973
3,054	Expand Energy Corporation	301,980
24,319	Inpex Corporation	308,045
11,082	Kinder Morgan, Inc.	300,322
44,117	MOL Hungarian Oil & Gas plc	326,599
6,141	Occidental Petroleum Corporation	299,926

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	OIL & GAS PRODUCERS - 6.8% (Continued)
7,836	OMV A.G.	$ 344,745
3,028	ONEOK, Inc.	303,981
26,462	ORLEN S.A.	410,278
7,510	Ovintiv, Inc.	326,385
73,434	Santos Ltd.	298,038
1,706	Targa Resources Corporation	344,134
5,548	TotalEnergies S.E.	332,466
6,547	Tourmaline Oil Corporation	302,117
2,485	Valero Energy Corporation	324,864
19,982	Woodside Energy Group Ltd.	307,158
		8,584,686
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
11,130	Halliburton Company	293,498
7,904	Schlumberger N.V.	329,281
		622,779
	REAL ESTATE OWNERS & DEVELOPERS - 1.4%
73,323	CK Asset Holdings Ltd.	318,673
446,405	New World Development Company Ltd.	276,672
689,191	SM Prime Holdings, Inc.	265,028
9,703	Sumitomo Realty & Development Company Ltd.	335,616
148,188	Swire Properties Ltd.	293,442
9,984	Vonovia S.E.	310,123
		1,799,554
	REAL ESTATE SERVICES - 0.3%
23,667	Savills PLC	309,664

	RENEWABLE ENERGY - 0.4%
4,402	Enphase Energy, Inc.(a)	252,367
1,722	First Solar, Inc.(a)	234,502
		486,869
	RESIDENTIAL REIT - 2.1%
2,637	Camden Property Trust	327,146
4,591	Equity LifeStyle Properties, Inc.	314,851
4,254	Equity Residential	315,519

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	RESIDENTIAL REIT - 2.1% (Continued)
1,069	Essex Property Trust, Inc.	$ 333,068
9,544	Invitation Homes, Inc.	324,591
1,980	Mid-America Apartment Communities, Inc.	332,878
2,483	Sun Communities, Inc.	338,060
7,041	UDR, Inc.	318,112
		2,604,225
	RETAIL - CONSUMER STAPLES - 2.2%
12,966	Aeon Company Ltd.	317,364
5,532	Alimentation Couche-Tard, Inc.	275,089
20,481	BIM Birlesik Magazalar A/S	283,913
133,754	Cencosud S.A.	352,568
4,036	Dollar General Corporation	299,390
4,084	Dollar Tree, Inc.(a)	297,560
16,030	Jeronimo Martins SGPS S.A.	345,139
36,682	President Chain Store Corporation	292,453
2,383	Sprouts Farmers Market, Inc.(a)	353,638
		2,817,114
	RETAIL - DISCRETIONARY - 1.2%
91	AutoZone, Inc.(a)	317,864
2,127	Builders FirstSource, Inc.(a)	295,632
2,604	Genuine Parts Company	325,188
258	O'Reilly Automotive, Inc.(a)	354,399
19,285	SM Investments Corporation	254,406
		1,547,489
	RETAIL REIT - 0.5%
4,124	Regency Centers Corporation	316,311
1,772	Simon Property Group, Inc.	329,751
		646,062
	SELF-STORAGE REIT - 0.5%
2,049	Extra Space Storage, Inc.	312,595
1,019	Public Storage	309,389
		621,984
	SEMICONDUCTORS - 4.3%
5,211	Advantest Corporation	280,993

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	SEMICONDUCTORS - 4.3% (Continued)
439	ASML Holding N.V.	$ 308,966
1,307	Broadcom, Inc.	260,655
3,101	Entegris, Inc.	313,883
7,099	GLOBALFOUNDRIES, Inc.(a)	275,228
9,323	Infineon Technologies A.G.	343,352
480	KLA Corporation	340,243
5,410	Lattice Semiconductor Corporation(a)	337,259
2,763	Marvell Technology, Inc.	253,699
5,349	Microchip Technology, Inc.	314,842
517	Monolithic Power Systems, Inc.	315,892
1,465	NXP Semiconductors N.V.	315,839
4,829	ON Semiconductor Corporation(a)	227,204
1,980	QUALCOMM, Inc.	311,197
23,412	Renesas Electronics Corporation	383,354
1,647	Sandisk Corp(a)	77,146
3,436	Skyworks Solutions, Inc.	229,044
12,172	STMicroelectronics N.V.	299,566
2,424	Teradyne, Inc.	266,301
		5,454,663
	SOFTWARE - 5.1%
903	ANSYS, Inc.(a)	300,925
1,629	Check Point Software Technologies Ltd.(a)	358,804
2,018	CommVault Systems, Inc.(a)	344,190
10,914	Confluent, Inc., Class A(a)	346,410
93	Constellation Software, Inc.	320,628
8,864	Dassault Systemes S.E.	349,154
2,126	Datadog, Inc., Class A(a)	247,785
3,231	Fortinet, Inc.(a)	348,980
11,120	Gen Digital, Inc.	303,910
1,127	Manhattan Associates, Inc.(a)	199,344
4,980	Nutanix, Inc., Class A(a)	382,912
3,861	Okta, Inc.(a)	349,382
1,670	Palo Alto Networks, Inc.(a)	318,018
587	Roper Technologies, Inc.	343,102

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	SOFTWARE - 5.1% (Continued)
1,974	Snowflake, Inc., Class A(a)	$ 349,595
4,013	SS&C Technologies Holdings, Inc.	357,358
622	Synopsys, Inc.(a)	284,428
527	Tyler Technologies, Inc.(a)	320,643
1,453	Veeva Systems, Inc., Class A(a)	325,675
3,992	WiseTech Global Ltd.	221,723
		6,372,966
	SPECIALTY FINANCE - 0.5%
9,441	Edenred S.E.	300,306
52,361	UWM Holdings Corporation	328,828
		629,134
	STEEL - 1.1%
2,594	Nucor Corporation	356,597
1,123	Reliance, Inc.	333,711
2,657	Steel Dynamics, Inc.	358,881
15,968	voestalpine A.G.	366,327
		1,415,516
	TECHNOLOGY HARDWARE - 1.9%
2,760	Arista Networks, Inc.(a)	256,818
3,576	Ciena Corporation(a)	284,542
1,465	Garmin Ltd.	335,382
2,113	Jabil, Inc.	327,346
2,644	NetApp, Inc.	263,898
1,761	Samsung SDI Company Ltd.	270,146
10,081	Super Micro Computer, Inc.(a),(c)	417,959
5,094	Western Digital Corporation(a)	249,249
		2,405,340
	TECHNOLOGY SERVICES - 2.6%
3,570	Amdocs Ltd.	311,483
1,234	Coinbase Global, Inc., Class A(a)	266,075
4,269	CoStar Group, Inc.(a)	325,511
1,310	EPAM Systems, Inc.(a)	270,043
1,192	Equifax, Inc.	292,278
150	Fair Isaac Corporation(a)	282,953

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	TECHNOLOGY SERVICES - 2.6% (Continued)
1,733	Jack Henry & Associates, Inc.	$ 300,831
510	MSCI, Inc.	301,160
2,167	Paychex, Inc.	328,669
1,108	Verisk Analytics, Inc.	328,977
1,836	Wolters Kluwer N.V.	281,055
		3,289,035
	TELECOMMUNICATIONS - 1.3%
20,046	Hellenic Telecommunications Organization S.A.	312,270
83,664	Koninklijke KPN N.V.	319,315
61,681	MTN Group Ltd.	389,682
133,603	Singapore Telecommunications Ltd.	336,128
85,287	Taiwan Mobile Company Ltd.	296,594
		1,653,989
	TIMBER REIT - 0.3%
10,874	Weyerhaeuser Company	327,307

	TRANSPORTATION & LOGISTICS - 3.2%
1,476	Aena SME S.A.	328,816
3,015	Canadian National Railway Company	305,731
9,426	CSX Corporation	301,726
1,431	DSV A/S	287,355
17,141	East Japan Railway Company	338,012
213,640	Eva Airways Corporation	279,014
2,751	Expeditors International of Washington, Inc.	322,857
1,780	JB Hunt Transport Services, Inc.	286,918
1,325	Kuehne + Nagel International A.G.	304,679
1,714	Old Dominion Freight Line, Inc.	302,521
21,490	Poste Italiane SpA	346,019
6,936	Ryanair Holdings plc - ADR	336,604
36,173	Transurban Group	295,194
		4,035,446
	TRANSPORTATION EQUIPMENT - 0.3%
2,928	PACCAR, Inc.	313,999

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares				Fair Value
	COMMON STOCKS — 99.2% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.5%
3,921	Bunge Global S.A.			$ 290,899
6,123	ITOCHU Corporation			271,304
				562,203
	WHOLESALE - DISCRETIONARY - 0.5%
5,288	Copart, Inc.(a)			289,782
896	Pool Corporation			310,912
				600,694

	TOTAL COMMON STOCKS (Cost $114,815,413)			124,874,990

	PREFERRED STOCK — 0.2%
	CHEMICALS — 0.2%
8,036	Sociedad Quimica y Minera de Chile S.A., Class B (Cost $370,672)			307,614

		Expiration Date	Exercise Price
	RIGHT — 0.0%(b)
	MEDICAL EQUIPMENT & DEVICES – 0.0%(b)
1,226	ABIOMED, Inc. - CVR(a)(f)(g) (Cost $0)	12/31/2029	$35	–

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
COLLATERAL FOR SECURITIES LOANED - 0.3%
MONEY MARKET FUND - 0.3%
389,909	Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.28% (Cost $389,909)(d)(e)	$ 389,909

	TOTAL INVESTMENTS - 99.7% (Cost $115,575,994)	$ 125,572,513
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	346,906
	NET ASSETS - 100.0%	$ 125,919,419

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
ASA	- Allmennaksjeselskap
A/S	- Anonim Sirketi
CVR	- Contingent Value Right
GDR	- Global Depositary Receipt
KGaA	- Kommanditgesellschaft auf Aktien
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable
S.E.	- Societas Europaea
SpA	- Società per azioni
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of February 28, 2025 was $368,994.
(d)	Security was purchased with cash received as collateral for securities on loan at February 28, 2025. Total collateral had a value of $389,909 at February 28, 2025.
(e)	Rate disclosed is the seven day effective yield as of February 28, 2025.
(f)	The fair value of this investment is determined using significant unobservable inputs.
(g)	Illiquid security. The total fair value of these securities as of February 28, 2025 was $0, representing 0% of net assets.